SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

                     ANNUAL REPORT OF PROXY VOTING RECORD OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES


                Investment Company Act file number: 811-07391

                 AllianceBernstein Unconstrained Bond Fund, Inc.
               (Exact name of registrant as specified in charter)

                             AllianceBernstein L.P.
              1345 Avenue of the Americas, New York, New York l0105
               (Address of Principal Executive Office) (Zip Code)

               Registrant's Telephone Number, including Area Code:
                                 (800) 221-5672

                                 EMILIE D. WRAPP
                             AllianceBernstein L.P.
                           1345 Avenue of the Americas
                            New York, New York l0105
                     (Name and address of agent for service)

                          Copies of communications to:
                               Kathleen K. Clarke
                               Seward & Kissel LLP
                               1200 G Street, N.W.
                             Washington, D.C. 20005

                       Date of fiscal year end: October 31

             Date of reporting period: July 1, 2010 - June 30, 2011

Item 1.  Proxy Voting Record.

******************************* FORM N-PX REPORT *******************************


ICA File Number: 811-07391
Reporting Period: 07/01/2010 - 06/30/2011
AllianceBernstein Unconstrained Bond Fund, Inc.









=============== ALLIANCEBERNSTEIN UNCONSTRAINED BOND FUND, INC. ================


ABITIBIBOWATER INC.

Ticker:       ABH            Security ID:  003687209
Meeting Date: JUN 09, 2011   Meeting Type: Annual
Record Date:  APR 19, 2011

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Richard B. Evans         For       For          Management
1.2   Elect Director Richard D. Falconer      For       For          Management
1.3   Elect Director Richard Garneau          For       For          Management
1.4   Elect Director Jeffrey A. Hearn         For       For          Management
1.5   Elect Director Alain Rheaume            For       For          Management
1.6   Elect Director Paul C. Rivett           For       For          Management
1.7   Elect Director Michael S. Rousseau      For       For          Management
1.8   Elect Director David H. Wilkins         For       For          Management
2     Ratify Auditors                         For       For          Management
3     Advisory Vote to Ratify Named Executive For       For          Management
      Officers' Compensation
4     Advisory Vote on Say on Pay Frequency   One Year  One Year     Management


--------------------------------------------------------------------------------

ALLIANCEBERNSTEIN FUNDS

Ticker:                      Security ID:  018616755
Meeting Date: NOV 05, 2010   Meeting Type: Annual
Record Date:  SEP 09, 2010

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director John H. Dobkin           For       For          Management
1.2   Elect Director Michael J. Downey        For       For          Management
1.3   Elect Director William H. Foulk, Jr.    For       For          Management
1.4   Elect Director D. James Guzy            For       For          Management
1.5   Elect Director Nancy P. Jacklin         For       For          Management
1.6   Elect Director Robert M. Keith          For       For          Management
1.7   Elect Director Garry L. Moody           For       For          Management
1.8   Elect Director Marshall C. Turner, Jr.  For       For          Management
1.9   Elect Director Earl D. Weiner           For       For          Management
2     Amend Investment Advisory Agreement     For       For          Management
3     Amend Investment Advisory Agreement     For       For          Management
4     Amend Restated Declaration of Trust     For       For          Management
5     Amend Charters for Certain Funds        For       For          Management
      Organized as Maryland Corporations
6     Approve Change of Fundamental           For       For          Management
      Investment Policy Related to
      Commodities
7     Change Fundamental Investment Objective For       For          Management
      to Non-fundamental

========== END NPX REPORT

                                   SIGNATURES

     Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                              Registrant: AllianceBernstein Unconstrained Bond
                                          Fund, Inc.



                              By: Robert M. Keith*
                                  -----------------------
                                  Chief Executive Officer



                              Date:  August 30, 2011



*By: /s/ Emilie D. Wrapp
     -------------------
         Emilie D. Wrapp
         Secretary